Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 16, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 16, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

SmallCap Blend Fund (Prospectus Summary): | SmallCap Blend Fund
SMALLCAP BLEND FUND

Supplement dated December 16, 2011
to the Class J Prospectus
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011, August 29, 2011,
September 16, 2011, and October 31, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Delete the Annual Fund Operating Expenses table and substitute:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) For the year ended October 31, 2010
Annual Fund Operating Expenses	Class J SmallCap Blend Fund
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.45%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.47%

Delete the Example and substitute
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class J SmallCap Blend Fund	250	465	803	1,757

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class J SmallCap Blend Fund	150	465	803	1,757

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
SmallCap Blend Fund (Prospectus Summary): | SmallCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP BLEND FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated December 16, 2011
to the Class J Prospectus
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011, August 29, 2011,
September 16, 2011, and October 31, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Operating Expenses Heading	ck0000898745_OperatingExpensesHeading	Delete the Annual Fund Operating Expenses table and substitute:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) For the year ended October 31, 2010
Expense Example Sub Heading	ck0000898745_ExpenseExampleSubHeading	Delete the Example and substitute
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
SmallCap Blend Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBJX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	250
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	465
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	803
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,757